INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Excess MSRs Pool 1	Dec. 31, 2012 Excess MSRs Pool 2	Dec. 31, 2012 Excess MSRs Pool 3	Dec. 31, 2012 Excess MSRs Pool 4	Dec. 31, 2012 Excess MSRs Pool 5	Dec. 31, 2012 Excess MSRs Pool 3,4,5 Consolidated	Dec. 31, 2011 Restated
Pool of Residential Mortgage Loans Principal Balance				$ 9,900,000	$ 10,400,000	$ 9,800,000	$ 6,300,000	$ 47,600,000	$ 63,700,000
Weighted Average Total Mortgage Servicing Amount Entitlement	0.35%
Nationstar MSR Agreement I fee	0.06%
Remainder/Excess MSRs	0.29%
Excess MSR amount on future mortgage loans	65.00%
Purchased MSR Portfolio I				43,700	44,000				176,500
Nationstar co-investment in MSR Portfolio I	35.00%
Purchased MSR Portfolio I, remaining payable					100
Newcastle's share of termination payments	65.00%
Percentage of principal balance of residential mortgage loans non-conforming in private label securitizations	75.00%
Percentage of principal balance of residential mortgage loans conforming in GSE pools	25.00%
Acquisition of servicing rights		100								2,268
Total collateral of portfolio			1,300,000
Amortization of Servicing Rights	300
Servicing Asset	$ 1,700